Risk/Return Detail Data - FidelityMagellanFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	72 Months Ended	120 Months Ended
		May 30, 2025	May 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 30, 2025	May 30, 2025	May 30, 2025
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund | Fidelity Advisor Magellan Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.61%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.89%
Expense Example, with Redemption, 1 Year		$ 661
Expense Example, with Redemption, 3 Years		843
Expense Example, with Redemption, 5 Years		1,040
Expense Example, with Redemption, 10 Years		1,608
Expense Example, No Redemption, 1 Year		661
Expense Example, No Redemption, 3 Years		843
Expense Example, No Redemption, 5 Years		1,040
Expense Example, No Redemption, 10 Years		$ 1,608
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund | Fidelity Advisor Magellan Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.60%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.13%
Expense Example, with Redemption, 1 Year		$ 461
Expense Example, with Redemption, 3 Years		697
Expense Example, with Redemption, 5 Years		950
Expense Example, with Redemption, 10 Years		1,677
Expense Example, No Redemption, 1 Year		461
Expense Example, No Redemption, 3 Years		697
Expense Example, No Redemption, 5 Years		950
Expense Example, No Redemption, 10 Years		$ 1,677
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund | Fidelity Advisor Magellan Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[3]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.61%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		1.66%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 269
Expense Example, with Redemption, 3 Years		523
Expense Example, with Redemption, 5 Years		902
Expense Example, with Redemption, 10 Years		1,760
Expense Example, No Redemption, 1 Year		169
Expense Example, No Redemption, 3 Years		523
Expense Example, No Redemption, 5 Years		902
Expense Example, No Redemption, 10 Years		$ 1,760
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund | Fidelity Advisor Magellan Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.62%
Expense Example, with Redemption, 1 Year		$ 63
Expense Example, with Redemption, 3 Years		199
Expense Example, with Redemption, 5 Years		346
Expense Example, with Redemption, 10 Years		774
Expense Example, No Redemption, 1 Year		63
Expense Example, No Redemption, 3 Years		199
Expense Example, No Redemption, 5 Years		346
Expense Example, No Redemption, 10 Years		$ 774
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund | Fidelity Advisor Magellan Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		689
Expense Example, No Redemption, 1 Year		56
Expense Example, No Redemption, 3 Years		176
Expense Example, No Redemption, 5 Years		307
Expense Example, No Redemption, 10 Years		$ 689
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Magellan® Fund /Fidelity Advisor® Magellan® Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Magellan® Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49 % of the average value of its portfolio.
Portfolio Turnover, Rate		49.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Magellan® Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance . Visit www.fidelity.com for more recent performance information for Fidelity® Magellan® Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Magellan® Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.87%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		23.95%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.03%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMagellanFund-AMCIZPRO | Fidelity Magellan Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%		13.10%
FidelityMagellanK6Fund-PRO | Fidelity Magellan K6 Fund | Fidelity Magellan K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		Jun. 13, 2019
Average Annual Return, Label [Optional Text]			Fidelity® Magellan® K6 Fund
Average Annual Return, Percent			28.35%											15.21%	15.78% [4]
Annual Return [Percent]				28.35%	31.31%	(26.85%)	27.46%	29.14%
FidelityMagellanK6Fund-PRO | Fidelity Magellan K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Magellan® K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Magellan® K6 Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55 % of the average value of its portfolio.
Portfolio Turnover, Rate		55.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.78%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		24.22%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.78%)
Performance Table Heading		Average Annual Returns
FidelityMagellanK6Fund-PRO | Fidelity Magellan K6 Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	15.48%
FidelityMagellanFund-KPRO | Fidelity Magellan Fund | Fidelity Magellan Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[5]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		$ 616
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			28.13%											14.84%		13.15%
Annual Return [Percent]				28.13%	31.05%	(27.08%)	26.98%	28.49%	31.31%	(5.58%)	26.63%	5.34%	4.16%
FidelityMagellanFund-KPRO | Fidelity Magellan Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Magellan® Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Magellan® Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49 % of the average value of its portfolio.
Portfolio Turnover, Rate		49.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.80%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		24.12%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.97%)
Performance Table Heading		Average Annual Returns
FidelityMagellanFund-KPRO | Fidelity Magellan Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%		13.10%
FidelityMagellanFund-RetailPRO | Fidelity Magellan Fund | Fidelity Magellan Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[6]	0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		$ 701
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			28.03%											14.76%		13.07%
Annual Return [Percent]				28.03%	30.95%	(27.15%)	26.98%	28.34%	31.16%	(5.60%)	26.51%	5.24%	4.06%
FidelityMagellanFund-RetailPRO | Fidelity Magellan Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Magellan® Fund /Fidelity® Magellan® Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Magellan® Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49 % of the average value of its portfolio.
Portfolio Turnover, Rate		49.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(5.87%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		23.95%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.03%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMagellanFund-RetailPRO | Fidelity Magellan Fund | After Taxes on Distributions | Fidelity Magellan Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			26.21%											13.10%		11.09%
FidelityMagellanFund-RetailPRO | Fidelity Magellan Fund | After Taxes on Distributions and Sales | Fidelity Magellan Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.84%											11.54%		10.21%
FidelityMagellanFund-RetailPRO | Fidelity Magellan Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%		13.10%
Document Type		485BPOS
Registrant Name		Fidelity Magellan Fund

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B On Class C shares redeemed less than one year after purchase.
[4]	A From June 13, 2019 .
[5]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[6]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.